Debt - brazil (Details) € in Millions, R$ in Billions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 14,528		€ 17,971	€ 24,048
Undrawn borrowing facilities	7,700		7,600
Brazil Loans
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 2,300		3,200
Long-term Brazil Credit Facilities | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings maturity term	1 year
Long-term Brazil Credit Facilities | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings maturity term	2 years
Subsidized Brazil Loans
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 1,400		2,100
Subsidized Brazil Loans, Construction Of Plant In Pernambuco
Disclosure of detailed information about borrowings [line items]
Debt and Other	1,000		1,300
Maximum amount available under credit facility	1,500	R$ 6.5
Undrawn borrowing facilities	€ 100		€ 100